Consolidated Balance Sheets - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Current assets
Cash and cash equivalents	$ 531,298	$ 371,593
Restricted cash	944	488
Term deposits	69,091	98,489
Short term investments	599,935	643,410
Accounts receivable, net of allowance of US$265 and US$801 as of May 31, 2014 and 2015, respectively	4,222	2,782
Inventory	23,983	22,366
Deferred tax assets	17,988	12,033
Prepaid expenses and other current assets, net	97,833	78,398
Amounts due from related parties, current	3,586	4,116
Total current assets	1,348,880	1,233,675
Restricted cash, non-current	2,481	1,840
Property and equipment, net	231,463	225,335
Land use rights, net	4,262	4,344
Amounts due from related parties, non-current	1,497	930
Long term deposit	15,268	12,574
Long term prepaid rent	424	1,082
Deferred tax assets, non-current	5,040	2,224
Intangible assets	3,919	736
Goodwill	11,194	3,692
Long term investments	325,991	117,113
Other non-current assets	1,118
Total assets	1,951,537	1,603,545
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to the Company of US$8,501 and US$17,809 as of May 31, 2014 and 2015, respectively)	17,888	8,586
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to the Company of US$144,304 and US$157,466 as of May 31, 2014 and 2015, respectively)	178,803	168,918
Income taxes payable (including income taxes payable of the consolidated variable interest entities without recourse to the Company of US$15,920 and US$25,028 as of May 31, 2014 and 2015, respectively)	25,376	17,720
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities without recourse to the Company of nil and US$1,995 as of May 31, 2014 and 2015, respectively)	1,995	4
Deferred revenue (including deferred revenue of the consolidated variable interest entities without recourse to the Company of US$380,062 and US$470,903 as of May 31, 2014 and 2015, respectively)	501,170	380,837
Total current liabilities	725,232	576,065
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to the Company of US$1,722 and US$1,600 as of May 31, 2014 and 2015, respectively)	2,461	1,722
Total liabilities	$ 727,693	$ 577,787
Commitments and Contingencies (Note 19)
Equity
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2014 and 2015; 158,379,387 shares issued as of May 31, 2014 and 2015; 157,758,666 and 156,486,763 shares outstanding as of May 31, 2014 and 2015, respectively)	$ 1,584	$ 1,584
Treasury stock	(19)	(6)
Additional paid-in capital	141,653	174,009
Statutory reserves	153,610	129,868
Retained earnings	824,015	654,744
Accumulated other comprehensive income	99,505	65,559
Total New Oriental Education & Technology Group Inc. shareholders' equity	1,220,348	$ 1,025,758
Noncontrolling interests (Note 20)	3,496
Total equity	1,223,844	$ 1,025,758
Total liabilities and equity	$ 1,951,537	$ 1,603,545